SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in Non-Cash Working Capital Accounts
Total	$ (693,347)	$ (196,218)	$ (415,438)
Significant Non-Cash Financing Activities
Shares Issued for Services	21,896	15,000	85,000
Expenses Paid by An Arm's Length Party		8,569
Supplemental Cash Flow Information [Member]
Change in Non-Cash Working Capital Accounts
Accounts Receivable	(281,445)	35,155	(51,019)
GST Recoverable	(6,672)	566	5,552
Prepaid Expenses	(153,311)	(3,087)	(5,885)
Trade and Other Payables	(103,884)	(76,175)	84,523
Liabilities to Customers	286,990	(32,428)	42,747
Total	(258,322)	(75,969)	75,918
Significant Non-Cash Financing Activities
Shares Issued in Settlement of Debts	103,689	276,983
Shares Issued for Services	21,986	15,000	85,000
Expenses Paid by An Arm's Length Party		8,569
Total	125,675	300,552	85,000
Other Information
Interest Paid	16	28,974	49
Income Taxes Paid